Nature of Operations (Details 1) $ in Thousands	12 Months Ended
Mar. 31, 2024 USD ($)
Compensation Related Costs [Abstract]
Balance in Company trust account	$ 40,402
Less: Outflow on account of redemption payments	(18,795)
Less: Prepayment for recycle share under forward purchase agreement	(3,083)
Less: Payments under Non-redemption agreements	(9,672)
Less: Payment to Continental Stock Transfer for services provided in relation to the Business Combination	(186)
Net cash acquired in Business Combination	8,666
Less: Assumed net liabilities of ATI on Closing Date	(38,994) [1]
Less: Pre-combination transaction costs	(3,697)
Less: Transferred to Redeemable Noncontrolling Interest (“NCI”) pursuant to Business Combination	(4,465)
Less: Par value of Class A ordinary shares issued	(2)
Net charge to Additional paid-in-capital as a result of the Business Combination reported in Shareholders’ equity (deficit)	$ (38,492)

[1]	Includes liability pursuant to warrants and Forward Purchase Agreements. Refer Note 20 for details